UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07678)

American Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  05/31/09

Item 1. Schedule of Investments.

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA)	May 31, 2009

DESCRIPTION	PAR	VALUE ¶

(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 153.2%
Alabama — 1.0%
Camden Industrial Development Board, Weyerhaeuser, Series B (AMT) (Prerefunded 12/1/13 @ 100), 6.38%, 12/1/24 ¯	$650,000	$754,078

Arizona — 9.7%
Maricopa County Industrial Development Authority, Health Facilities Revenue, Refunding – Catholic Healthcare West, 5.25%, 7/1/32	2,000,000	1,834,740
Mohave County Industrial Development Authority, Correctional Facility Revenue, Mohave Prison LLC, 8.00%, 5/1/25	1,500,000	1,672,530
Pima County Industrial Development Authority, Education Revenue, American Charter Schools, 5.50%, 7/1/26	780,000	595,803
Pima County United School District (FGIC) (NATL), 8.38%, 7/1/13	2,450,000	2,974,153
		7,077,226

California — 2.6%
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Incorporated Project (AMT),
5.40%, 4/1/25, Series A-2	1,000,000	919,930
5.00%, 7/1/27, Series B	500,000	431,845
State Communities Development Authority Revenue, Henry Mayo Newhall Memorial Hospital (CMI), 5.00%, 10/1/27	500,000	472,970
Ventura County Area Housing Authority, Multifamily Revenue, Series A (AMBAC) (AMT), 5.00%, 12/1/22	100,000	93,557
		1,918,302

Colorado — 16.1%
Douglas County School District Number Re-1 Douglas & Elbert Counties, Series B (STAID), 5.00%, 12/15/18	1,000,000	1,129,030
Northwest Parkway Public Highway Authority, Series B, Zero Coupon Bond (AMBAC) (Prerefunded 6/15/11 @ 33.455), 1.80%, 6/15/29 ¯ °	5,000,000	1,612,800
State Health Facilities Authority, Covenant Retirement Community, Series B, 6.13%, 12/1/33	1,000,000	850,770
State Health Facilities Authority, Evangelical Lutheran,
5.90%, 10/1/27	650,000	639,931
5.00%, 6/1/29	1,000,000	877,010
State Health Facilities Authority, RMK Health Facilities (FSA), 5.25%, 3/1/36	2,000,000	1,916,700
State Health Facilities Authority, Valley View Hospital Association, 5.50%, 5/15/28	750,000	664,425
State Health Facilities Authority, Volunteers of America Care, 5.00%, 7/1/15	280,000	244,023
State Housing & Financial Authority, Multifamily Housing Project, Series A-3, Class II (AMT), 5.70%, 10/1/42	2,745,000	2,746,180
State Housing & Financial Authority, Solid Waste Revenue, Waste Management Incorporated Project (AMT), 5.70%, 7/1/18	1,000,000	968,960
Water Reserve & Power Development Authority, Clean Water Revenue, Series A, 5.90%, 9/1/16	25,000	25,101
		11,674,930

Florida — 6.2%
Miami-Dade County Educational Facilities Authority, University of Miami, Series A, 5.20%, 4/1/24	1,000,000	1,023,020
Palm Beach County Health Facilities Authority, Abbey Delray South, 5.45%, 10/1/15	1,100,000	1,032,515
Palm Beach County Health Facilities Authority, ACTS Retirement – Lifecomm, Series A, 4.50%, 11/15/36	2,120,000	1,467,528
Palm Beach County Health Facilities Authority, Waterford Project, 5.88%, 11/15/37	1,300,000	1,007,032
		4,530,095

Georgia — 3.1%
Cartersville Development Authority, Anheuser Busch Project (AMT), 5.50%, 3/1/44	2,000,000	1,597,480
Fulton County Development Authority, Maxon Atlantic Station (AMT) (Mandatory Put 3/1/15 @ 100), 5.13%, 3/1/26	700,000	634,907
		2,232,387

Illinois — 7.4%
McCook, General Obligation, 5.20%, 12/1/30	1,500,000	1,510,065
State Finance Authority, Clare at Water Tower Project, Series A, 6.00%, 5/15/25	625,000	379,675
State Finance Authority, Franciscan Communities, 5.50%, 5/15/37	925,000	570,595
State Finance Authority, Landing at Plymouth Place Project, 6.00%, 5/15/37	700,000	498,932
State Finance Authority, Rush University Medical Center, Series B (NATL), 5.25%, 11/1/35	1,000,000	863,350
State Finance Authority, Three Crowns Park Plaza, 5.88%, 2/15/26	500,000	401,355
State Health Facility Authority, Lutheran General Hospital, Series C, 7.00%, 4/1/14	490,000	565,563
State Health Facility Authority, Roosevelt University, 5.50%, 4/1/37	700,000	609,581
		5,399,116

American Municipal Income Portfolio     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA)	May 31, 2009

DESCRIPTION	PAR	VALUE ¶

Indiana — 5.6%
State Health & Educational Facilities Financing Authority, Sisters of St. Francis (FSA),
5.25%, 11/1/25	$475,000	$489,649
5.25%, 11/1/29	530,000	533,355
State Health Facility Authority, Columbus Hospital (FSA), 7.00%, 8/15/15	2,670,000	3,042,278
		4,065,282

Iowa — 3.4%
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, 6.15%, 3/1/16	1,000,000	1,001,360
State Finance Authority, Friendship Haven Project, Series A, 6.13%, 11/15/32	800,000	595,920
State Higher Education Loan Authority, Wartburg College (ACA) (Prerefunded 10/1/12 @ 100), 5.50%, 10/1/33 ¯	750,000	847,590
		2,444,870

Kansas — 1.3%
Olathe Health Facility Revenue, Olathe Medical Center, 5.00%, 9/1/29	1,000,000	910,850

Kentucky — 3.3%
Louisville & Jefferson County Metropolitan Government, College Revenue, Bellarmine University, 6.00%, 5/1/38	2,500,000	2,384,650

Louisiana — 1.0%
Rapides Finance Authority Revenue, Cleco Power LLC Project (AMBAC) (AMT), 4.70%, 11/1/36	1,000,000	715,540

Maryland — 4.7%
Maryland State, 2nd Series, 5.00%, 7/15/20	3,000,000	3,440,280

Massachusetts — 2.3%
State Development Financing Agency Revenue, Adventcare Project, Series A, 6.75%, 10/15/37	650,000	490,809
State Development Financing Agency Revenue, Education Facility, Academy of the Pacific Rim, Series A (ACA), 5.13%, 6/1/31	1,825,000	1,157,378
		1,648,187

Michigan — 1.7%
State Strategic Fund, Michigan House of Representatives, Series A (AGTY), 5.25%, 10/15/23	1,165,000	1,260,460

Minnesota — 7.7%
Cuyuna Range Hospital District, Health Facility Authority Revenue,
5.00%, 6/1/29	1,000,000	701,530
5.50%, 6/1/35	1,000,000	693,810
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 ¯	900,000	1,011,069
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	1,003,660
Marshall Medical Center Revenue, Weiner Medical Center Project, Series A, 6.00%, 11/1/28	500,000	475,250
St. Paul Housing and Redevelopment Hospital Authority, Health East Project, 5.00%, 11/15/17	1,400,000	1,195,376
State Agricultural & Economic Development Board, Fairview Health Care System, 6.38%, 11/15/29	30,000	30,301
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.25%, 11/1/28	675,000	476,266
		5,587,262

Mississippi — 3.2%
State Development Bank Special Obligation,
5.50%, 1/1/23	1,325,000	1,394,510
5.80%, 1/1/24	850,000	907,664
		2,302,174

Missouri — 3.0%
Boone County, Boone Hospital Center, 5.63%, 8/1/38	1,500,000	1,382,280
North Central Regional Water System Revenue, 5.00%, 1/1/37	1,000,000	800,070
		2,182,350

Montana — 0.6%
Forsyth Pollution Control, Northwestern Corporation (AMBAC), 4.65%, 8/1/23	500,000	426,985

Nebraska — 7.5%
Central Plains Energy Project, Series A, 5.25%, 12/1/21	1,750,000	1,590,207
University of Nebraska, Omaha Health Project,
5.00%, 5/15/33	1,250,000	1,261,663
5.00%, 5/15/38	2,600,000	2,607,384
		5,459,254

American Municipal Income Portfolio     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA)	May 31, 2009

DESCRIPTION	PAR	VALUE ¶

New Hampshire — 0.6%
State Health and Education Facility Authority, Speare Memorial Hospital, 5.88%, 7/1/34	$600,000	$472,494

New Mexico — 1.6%
State Mortgage Finance Authority,
6.88%, 1/1/25, Series A (FHA) (FMHA) (VA)	470,000	491,347
6.50%, 7/1/25, Series C (FNMA) (GNMA)	345,000	359,690
6.75%, 7/1/25, Series B (FNMA) (GNMA)	275,000	282,783
		1,133,820

North Carolina — 4.1%
Mecklenburg County Public Improvement, Series B, 4.00%, 2/1/23	1,000,000	1,021,820
State Capital Facilities Finance Agency, Meredith College, 6.13%, 6/1/35	1,500,000	1,417,305
State Commission Medical Care Health Care Facilities, Refunding and Improvements, Upper Valley Medical Center, Pennybyrn at Maryfield, Series A, 6.00%, 10/1/23	700,000	549,129
		2,988,254

Ohio — 4.7%
Miami County Hospital Facilities, Upper Valley Medical Center, 5.25%, 5/15/26	1,000,000	834,760
Richland County Hospital Facilities, Medcentral Health System,
6.13%, 11/15/16	330,000	338,584
6.13%, 11/15/16 (Prerefunded 11/15/10 @ 101) ¯	670,000	726,434
6.38%, 11/15/30	335,000	336,273
6.38%, 11/15/30 (Prerefunded 11/15/10 @ 101) ¯	665,000	723,420
Toledo – Lucas County Port Authority, Crocker Park Public Improvement Project, 5.25%, 12/1/23	500,000	452,760
		3,412,231

Oregon — 2.1%
City of Portland, Sewer System Revenue, Series B (NATL), 5.00%, 6/15/24	1,000,000	1,066,600
Gilliam County Waste Management (AMT), 5.25%, 7/1/29	500,000	441,645
		1,508,245

Pennsylvania — 3.4%
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South, Series A, 5.75%, 8/15/20	1,000,000	891,030
Delaware County Authority, 6.00%, 10/1/30	1,000,000	963,820
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, 6.25%, 2/1/35	1,000,000	650,300
		2,505,150

Puerto Rico — 5.0%
Puerto Rico Electric Power Authority,
4.25%, 7/1/27, Series UU (CIFG)	1,500,000	1,248,225
5.25%, 7/1/29, Series VV (NATL)	2,500,000	2,400,950
		3,649,175

South Carolina — 4.5%
Environmental Improvement Revenue, Georgetown County, International Paper, Series A (AMT), 5.55%, 12/1/29	650,000	476,288
State Educational Facilities Authority, Wofford College, Series A, 4.50%, 4/1/30	750,000	643,455
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health,
6.13%, 8/1/23	250,000	242,500
6.38%, 8/1/34 (Prerefunded 8/1/13 @ 100) ¯	40,000	46,201
State Public Service Authority, Santee Cooper, Series A (NATL), 5.00%, 1/1/30	1,800,000	1,829,196
		3,237,640

South Dakota — 7.7%
Deadwood, Certificates of Participation, Series 2005 (ACA), 5.00%, 11/1/20	1,000,000	817,710
Sioux Falls Health Facilities, Dow Rummel Village Project, Series A (Prerefunded 11/15/12 @ 100), 6.63%, 11/15/23 ¯	620,000	723,230
State Economic Development Finance Authority, Pooled Loan Program, Davis Family (AMT), 6.00%, 4/1/29	1,000,000	995,310
State Economic Development Finance Authority, Pooled Loan Program, McEleeg (AMT), 5.95%, 4/1/24	2,000,000	2,017,340
State Health & Educational Facilities Authority, Vocational Education Program (AGTY), 5.50%, 8/1/38	1,000,000	1,021,590
		5,575,180

American Municipal Income Portfolio     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA)	May 31, 2009

DESCRIPTION	PAR/ SHARES	VALUE ¶

Tennessee — 5.7%
Johnson City Health and Education Facilities, Mountain States Health (Prerefunded 7/1/12 @ 103), 7.50%, 7/1/33 ¯	$1,000,000	$1,135,410
Shelby County, 5.00%, 4/1/20	2,000,000	2,267,400
Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Prerefunded 9/1/12 @ 100),
6.50%, 9/1/21 ¯	410,000	474,177
6.50%, 9/1/21 ¯	240,000	277,567

		4,154,554

Texas — 17.7%
Abilene Health Facility Development Revenue, Sears Methodist Retirement, 5.88%, 11/15/18	1,150,000	990,805
Grand Prairie Independent School District (PSF), 5.85%, 2/15/26	40,000	41,567
Houston Health Facilities Development Revenue, Retirement Facility, Buckingham Senior Living (Prerefunded 2/15/14 @ 101), 7.00%, 2/15/26 ¯	1,500,000	1,788,435
Humble Independent School District, Series A (AGTY), 5.25%, 2/15/22	1,000,000	1,095,970
Lufkin Health Facilities Development, Corporate Revenue, Memorial Health Systems, East Texas,
5.50%, 2/15/32	850,000	630,403
5.50%, 2/15/37	1,000,000	718,660
North Texas Tollway Authority, Series E-3 (Mandatory Put 1/1/16 @ 100), 5.75%, 1/1/38	500,000	506,525
Plano Independent School District, Series A, 5.25%, 2/15/34	3,500,000	3,625,930
Round Rock Independent School District, 5.00%, 8/1/27	1,000,000	1,052,540
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, 6.00%, 11/15/26	600,000	511,086
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek Project,
5.50%, 11/15/25	200,000	137,596
5.65%, 11/15/35	1,600,000	1,047,520
Tyler Health Facility, Mother Frances Hospital, Series B, 5.00%, 7/1/37	1,100,000	732,974

		12,880,011

Washington — 3.6%
Skagit County Public Hospital District,
6.00%, 12/1/23	900,000	824,175
5.50%, 12/1/30	2,225,000	1,763,401

		2,587,576

Wyoming — 1.1%
Sweetwater County Solid Waste Disposal Revenue – FMC Corporation Project (AMT), 5.60%, 12/1/35	1,000,000	798,900

Total Municipal Long-Term Investments (Cost: $117,068,289)		111,317,508

Short-Term Investment — 4.3%
First American Tax Free Obligations Fund, Class Z Ø (Cost: $3,127,817)	3,127,817	3,127,817

Total Investments ▲ — 157.5% (Cost: $120,196,106)		114,445,325

Preferred Shares at Liquidation Value — (59.9)%		(43,500,000)

Other Assets and Liabilities, Net — 2.4%		1,712,727

Total Net Assets — 100.0%		$72,658,052

American Municipal Income Portfolio     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA)	May 31, 2009

¶
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.
The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.
When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.
As of May 31, 2009, the fund held no fair valued securities.

¯	Prerefunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
°	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of May 31, 2009.
Ø	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.
▲
On May 31, 2009, the cost of investments for federal income tax purposes was approximately $120,196,106. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$ 4,087,098
	Gross unrealized depreciation	(9,837,879)
	Net unrealized depreciation	$ (5,750,781)

ACA — ACA Financial Guaranty Corporation
AGTY — Assured Guaranty
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax. As of May 31, 2009, the aggregate market value of securities subject to the AMT was $14,595,620, which represents 20.1% of total net assets applicable to common shares.
CIFG — CDC IXIS Financial Guaranty
CMI — California Mortgage Insurance Program
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
FMHA — Farmers Home Administration
FNMA — Federal National Mortgage Association
FSA — Financial Security Assurance
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
STAID — State Aid Withholding
VA — Veterans Administration

American Municipal Income Portfolio     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio (XAA)	May 31, 2009

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open-end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of May 31, 2009, the fund's investments were classified as follows:

Investments in
Securities
Level 1 - Quoted prices in active markets for identical assets	$3,127,817
Level 2 - Other significant observable inputs	111,317,508
Level 3 - Significant unobservable inputs	—
Total	$114,445,325

Summary of Derivative Risk Exposure
The fund has adopted Statement of Financial Accounting Standard No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”).
FAS 161 is an amendment to Statement of Financial Accounting Standard No. 133 (“FAS 133”), expanding the disclosure requirements of FAS 133 regarding the fund’s use of derivative instruments and hedging activities.

As of May 31, 2009, the fund held no derivative instruments.

American Municipal Income Portfolio     2009 Quarterly Report

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:   /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

By:    /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   July 27, 2009